JPMorgan Managed Income Fund
Schedule of Portfolio Investments as of November 30, 2022
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2022.

JPMorgan Managed Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — 43.5%
Aerospace & Defense — 0.1%
Northrop Grumman Corp. 3.25%, 8/1/2023	11,530	11,402
Automobiles — 1.4%
BMW US Capital LLC (Germany) 3.80%, 4/6/2023 (a)	22,369	22,291
Hyundai Capital America
2.38%, 2/10/2023 (a)	19,938	19,817
0.80%, 4/3/2023 (a)	40,000	39,344
5.75%, 4/6/2023 (a)	2,667	2,670
Kia Corp. (South Korea) 3.00%, 4/25/2023 (a) (b)	3,400	3,365
Mercedes-Benz Finance North America LLC (Germany)
3.35%, 2/22/2023 (a)	2,723	2,713
1.75%, 3/10/2023 (a)	9,351	9,272
Volkswagen Group of America Finance LLC (Germany)
3.13%, 5/12/2023 (a)	15,738	15,592
0.88%, 11/22/2023 (a)	12,135	11,614
		126,678
Banks — 17.0%
ASB Bank Ltd. (New Zealand) 3.75%, 6/14/2023 (a)	8,042	7,992
Banco Santander SA (Spain)
3.13%, 2/23/2023	42,504	42,271
3.85%, 4/12/2023	48,000	47,744
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.45%), 0.70%, 6/30/2024 (c)	47,200	45,670
Bank of America Corp.
(ICE LIBOR USD 3 Month + 0.79%), 3.00%, 12/20/2023 (c)	55,933	55,867
(SOFR + 0.41%), 0.52%, 6/14/2024 (c)	44,783	43,461
(SOFR + 1.11%), 3.84%, 4/25/2025 (c)	29,078	28,357
Bank of Montreal (Canada)
(SOFRINDX + 0.68%), 4.51%, 3/10/2023 (c)	65,746	65,768
(SOFRINDX + 0.27%), 4.09%, 4/14/2023 (c)	88,888	88,778
Bank of Nova Scotia (The) (Canada)
1.95%, 2/1/2023	2,425	2,415
1.63%, 5/1/2023	29,963	29,531
0.80%, 6/15/2023 (b)	19,996	19,520
0.40%, 9/15/2023 (b)	1,353	1,307
(SOFRINDX + 0.55%), 4.38%, 9/15/2023 (c)	52,759	52,661
Banque Federative du Credit Mutuel SA (France)
3.75%, 7/20/2023 (a)	8,740	8,653
(ICE LIBOR USD 3 Month + 0.96%), 5.20%, 7/20/2023 (a) (c)	12,474	12,487
BNP Paribas SA (France)
3.50%, 3/1/2023 (a)	125,534	124,908
3.80%, 1/10/2024 (a)	15,201	14,943
Canadian Imperial Bank of Commerce (Canada)
(SOFR + 0.80%), 4.65%, 3/17/2023 (c)	11,361	11,365
(SOFRINDX + 0.40%), 4.23%, 12/14/2023 (c)	37,574	37,312
Capital One NA 3.38%, 2/15/2023	29,940	29,840
Citizens Bank NA 3.70%, 3/29/2023	6,865	6,837
Cooperatieve Rabobank UA (Netherlands) 2.75%, 1/10/2023	10,831	10,812

JPMorgan Managed Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
Credit Agricole SA (France)
3.75%, 4/24/2023 (a)	85,025	84,476
(ICE LIBOR USD 3 Month + 1.02%), 5.34%, 4/24/2023 (a) (c)	12,730	12,749
DNB Bank ASA (Norway) 2.15%, 12/2/2022 (a)	49,333	49,333
Federation des Caisses Desjardins du Quebec (Canada) (SOFR + 0.43%), 4.24%, 5/21/2024 (a) (c)	25,463	25,147
HSBC Holdings plc (United Kingdom)
3.60%, 5/25/2023	15,631	15,520
(SOFR + 0.53%), 0.73%, 8/17/2024 (c)	34,788	33,303
ING Groep NV (Netherlands) 4.10%, 10/2/2023	2,951	2,922
KeyBank NA
(SOFR + 0.34%), 4.16%, 1/3/2024 (c)	10,875	10,806
(SOFR + 0.32%), 0.43%, 6/14/2024 (c)	58,259	56,584
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.46%, 3/2/2023	7,000	6,974
(ICE LIBOR USD 3 Month + 0.86%), 5.19%, 7/26/2023 (c)	1,208	1,210
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.68%), 0.85%, 9/15/2024 (c)	76,361	73,409
Mizuho Financial Group, Inc. (Japan)
3.55%, 3/5/2023	23,635	23,551
(ICE LIBOR USD 3 Month + 0.79%), 3.95%, 3/5/2023 (c)	9,938	9,943
(SOFR + 1.25%), 1.24%, 7/10/2024 (c)	37,653	36,584
(SOFR + 0.87%), 0.85%, 9/8/2024 (c)	8,168	7,847
National Australia Bank Ltd. (Australia) 1.88%, 12/13/2022 (b)	4,120	4,117
National Bank of Canada (Canada) 2.10%, 2/1/2023	42,595	42,423
NatWest Markets plc (United Kingdom) 2.38%, 5/21/2023 (a)	47,876	47,072
Nordea Bank Abp (Finland)
1.00%, 6/9/2023 (a)	8,183	8,010
3.75%, 8/30/2023 (a)	2,168	2,140
(ICE LIBOR USD 3 Month + 0.94%), 5.67%, 8/30/2023 (a) (c)	9,568	9,580
Royal Bank of Canada (Canada)
1.95%, 1/17/2023	3,650	3,639
(SOFRINDX + 0.45%), 4.26%, 10/26/2023 (c)	33,079	32,924
Societe Generale SA (France)
4.25%, 9/14/2023 (a)	26,329	26,041
3.88%, 3/28/2024 (a)	16,721	16,332
Sumitomo Mitsui Financial Group, Inc. (Japan)
3.10%, 1/17/2023	20,340	20,294
(ICE LIBOR USD 3 Month + 0.74%), 4.82%, 1/17/2023 (c)	12,757	12,757
Sumitomo Mitsui Trust Bank Ltd. (Japan)
0.80%, 9/12/2023 (a)	39,389	38,028
(SOFR + 0.44%), 4.27%, 9/16/2024 (a) (c)	25,847	25,658
Toronto-Dominion Bank (The) (Canada) (SOFR + 0.48%), 4.29%, 1/27/2023 (c)	10,261	10,262
Truist Bank (SOFR + 0.20%), 4.02%, 1/17/2024 (c)	58,660	58,126
Westpac Banking Corp. (Australia)
2.00%, 1/13/2023	2,626	2,619
(ICE LIBOR USD 3 Month + 0.39%), 4.33%, 1/13/2023 (c)	2,236	2,235
		1,601,114

JPMorgan Managed Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Beverages — 0.7%
Beam Suntory, Inc. (Japan) 3.25%, 6/15/2023	2,000	1,980
Coca-Cola Europacific Partners plc (United Kingdom) 0.50%, 5/5/2023 (a)	47,359	46,343
Heineken NV (Netherlands) 2.75%, 4/1/2023 (a)	9,513	9,433
PepsiCo, Inc. 2.75%, 3/1/2023	2,744	2,731
		60,487
Biotechnology — 0.2%
AbbVie, Inc. 2.85%, 5/14/2023	14,634	14,490
Building Products — 0.0% ^
Carlisle Cos., Inc. 0.55%, 9/1/2023	2,027	1,956
Capital Markets — 6.0%
Credit Suisse AG (Switzerland)
1.00%, 5/5/2023	50,805	48,761
Series FXD, 0.52%, 8/9/2023	41,195	39,252
(SOFRINDX + 0.39%), 4.20%, 2/2/2024 (c)	24,506	23,308
Goldman Sachs Group, Inc. (The)
(ICE LIBOR USD 3 Month + 0.75%), 5.44%, 2/23/2023 (c)	33,078	33,110
0.52%, 3/8/2023	28,071	27,760
(SOFR + 0.57%), 0.67%, 3/8/2024 (c)	36,100	35,566
Macquarie Bank Ltd. (Australia) (SOFR + 0.30%), 4.12%, 4/6/2023 (a) (c)	44,324	44,298
Morgan Stanley
3.13%, 1/23/2023	18,200	18,165
(SOFR + 0.47%), 4.29%, 11/10/2023 (c)	18,781	18,697
(SOFR + 0.46%), 0.53%, 1/25/2024 (c)	113,089	112,002
(SOFR + 0.62%), 0.73%, 4/5/2024 (c)	29,923	29,329
UBS AG (Switzerland)
0.38%, 6/1/2023 (a)	4,630	4,523
(SOFR + 0.36%), 4.17%, 2/9/2024 (a) (c)	29,727	29,527
(SOFR + 0.45%), 4.26%, 8/9/2024 (a) (c)	28,626	28,364
UBS Group AG (Switzerland) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 4.49%, 8/5/2025 (a) (c)	75,273	73,726
		566,388
Chemicals — 0.0% ^
Air Liquide Finance SA (France) 2.25%, 9/27/2023 (a)	2,200	2,145
Chevron Phillips Chemical Co. LLC 3.30%, 5/1/2023 (a)	231	229
		2,374
Construction Materials — 0.2%
Martin Marietta Materials, Inc. 0.65%, 7/15/2023	16,857	16,379
Consumer Finance — 3.9%
AerCap Ireland Capital DAC (Ireland) 1.15%, 10/29/2023	43,830	41,885
American Express Co.
2.65%, 12/2/2022	4,312	4,312
3.70%, 8/3/2023	21,143	20,974
American Honda Finance Corp.
(ICE LIBOR USD 3 Month + 0.15%), 4.81%, 2/22/2023 (c)	78,501	78,523
0.35%, 4/20/2023	3,820	3,756

JPMorgan Managed Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Consumer Finance — continued
Capital One Financial Corp.
3.20%, 1/30/2023	2,794	2,787
2.60%, 5/11/2023	69,963	69,204
John Deere Capital Corp. (ICE LIBOR USD 3 Month + 0.55%), 3.69%, 6/7/2023 (c)	550	550
Toyota Motor Credit Corp.
(SOFR + 0.20%), 4.00%, 2/13/2023 (c)	54,884	54,857
(SOFR + 0.32%), 4.14%, 4/6/2023 (c)	29,450	29,433
(SOFR + 0.75%), 4.55%, 7/25/2023 (c)	43,399	43,429
(SOFRINDX + 0.33%), 4.15%, 1/11/2024 (c)	12,873	12,833
		362,543
Diversified Financial Services — 1.7%
AIG Global Funding
0.80%, 7/7/2023 (a)	8,857	8,635
(SOFR + 0.38%), 4.21%, 12/15/2023 (a) (c)	87,384	87,151
National Rural Utilities Cooperative Finance Corp.
Series D, (ICE LIBOR USD 3 Month + 0.07%), 4.71%, 2/16/2023 (c)	21,331	21,342
(SOFR + 0.40%), 4.21%, 8/7/2023 (c)	11,259	11,217
NTT Finance Corp. (Japan) 0.37%, 3/3/2023 (a)	28,846	28,511
		156,856
Electric Utilities — 1.6%
Entergy Louisiana LLC
0.62%, 11/17/2023	7,702	7,381
0.95%, 10/1/2024	17,858	16,591
Eversource Energy 2.80%, 5/1/2023	4,206	4,169
Florida Power & Light Co. (SOFRINDX + 0.38%), 4.20%, 1/12/2024 (c)	16,540	16,375
NextEra Energy Capital Holdings, Inc.
(ICE LIBOR USD 3 Month + 0.27%), 4.93%, 2/22/2023 (c)	70,324	70,308
0.65%, 3/1/2023	29,411	29,110
(SOFRINDX + 0.54%), 4.37%, 3/1/2023 (c)	6,553	6,548
Oklahoma Gas and Electric Co. 0.55%, 5/26/2023	1,182	1,157
Public Service Co. of Colorado 2.50%, 3/15/2023	1,527	1,514
		153,153
Entertainment — 0.3%
Take-Two Interactive Software, Inc. 3.30%, 3/28/2024	29,149	28,374
TWDC Enterprises 18 Corp. 2.35%, 12/1/2022	2,993	2,993
		31,367
Food & Staples Retailing — 0.9%
7-Eleven, Inc. 0.63%, 2/10/2023 (a)	80,603	79,890
Food Products — 0.4%
Campbell Soup Co. 3.65%, 3/15/2023	34,401	34,250
Gas Utilities — 1.9%
Atmos Energy Corp.
0.63%, 3/9/2023	33,345	32,988
(ICE LIBOR USD 3 Month + 0.38%), 3.57%, 3/9/2023 (c)	86,188	86,097

JPMorgan Managed Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Gas Utilities — continued
CenterPoint Energy Resources Corp. (ICE LIBOR USD 3 Month + 0.50%), 3.60%, 3/2/2023 (c)	31,552	31,526
ONE Gas, Inc. 0.85%, 3/11/2023	24,797	24,742
Southern Natural Gas Co. LLC 0.63%, 4/28/2023 (a)	4,967	4,856
		180,209
Health Care Providers & Services — 0.7%
AmerisourceBergen Corp. 0.74%, 3/15/2023	30,152	29,784
Cigna Corp.
3.75%, 7/15/2023	2,994	2,973
(ICE LIBOR USD 3 Month + 0.89%), 4.97%, 7/15/2023 (c)	16,955	16,992
McKesson Corp. 2.70%, 12/15/2022	8,100	8,092
Providence Health & Services Obligated Group 4.38%, 10/1/2023	5,595	5,578
		63,419
Insurance — 2.3%
Athene Global Funding
2.80%, 5/26/2023 (a)	12,174	12,025
1.20%, 10/13/2023 (a)	5,033	4,834
0.95%, 1/8/2024 (a)	16,109	15,273
1.00%, 4/16/2024 (a)	16,353	15,294
(SOFRINDX + 0.70%), 4.50%, 5/24/2024 (a) (c)	9,146	8,970
Brighthouse Financial Global Funding
0.60%, 6/28/2023 (a)	13,515	13,144
1.20%, 12/15/2023 (a)	12,713	12,175
(SOFR + 0.76%), 4.58%, 4/12/2024 (a) (c)	9,930	9,817
Equitable Financial Life Global Funding (SOFR + 0.39%), 4.22%, 4/6/2023 (a) (c)	58,202	58,099
MassMutual Global Funding II 0.48%, 8/28/2023 (a)	244	236
Metropolitan Life Global Funding I
3.00%, 1/10/2023 (a)	140	140
1.95%, 1/13/2023 (a)	1,670	1,665
New York Life Global Funding 3.86%, 8/26/2024 (a)	46,305	45,503
Reliance Standard Life Global Funding II
2.15%, 1/21/2023 (a)	16,602	16,529
3.85%, 9/19/2023 (a)	4,461	4,398
		218,102
IT Services — 0.3%
Fidelity National Information Services, Inc. 0.38%, 3/1/2023	32,387	32,020
Life Sciences Tools & Services — 1.1%
Thermo Fisher Scientific, Inc. (SOFRINDX + 0.35%), 4.17%, 4/18/2023 (c)	104,480	104,318
Machinery — 0.3%
Daimler Trucks Finance North America LLC (Germany) (SOFR + 1.00%), 4.82%, 4/5/2024 (a) (c)	32,163	31,964
Metals & Mining — 0.0% ^
Glencore Funding LLC (Australia) 4.13%, 5/30/2023 (a)	903	897
Oil, Gas & Consumable Fuels — 0.6%
Canadian Natural Resources Ltd. (Canada) 2.95%, 1/15/2023 (b)	4,134	4,131
Enbridge, Inc. (Canada) (SOFR + 0.40%), 4.21%, 2/17/2023 (c)	13,243	13,230

JPMorgan Managed Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Enterprise Products Operating LLC 3.35%, 3/15/2023	32,815	32,663
Equinor ASA (Norway) 2.45%, 1/17/2023	1,733	1,728
Exxon Mobil Corp. 1.57%, 4/15/2023	3,532	3,491
		55,243
Pharmaceuticals — 0.1%
Bristol-Myers Squibb Co. 2.75%, 2/15/2023 (b)	550	548
Takeda Pharmaceutical Co. Ltd. (Japan) 4.40%, 11/26/2023	7,340	7,284
		7,832
Road & Rail — 0.7%
Central Japan Railway Co. (Japan) 3.40%, 9/6/2023 (d)	16,732	16,476
Penske Truck Leasing Co. LP
4.25%, 1/17/2023 (a)	17,518	17,494
2.70%, 3/14/2023 (a)	33,092	32,848
Union Pacific Corp. 2.95%, 1/15/2023	1,978	1,974
		68,792
Software — 0.2%
Oracle Corp. 2.63%, 2/15/2023	18,946	18,867
Specialty Retail — 0.0% ^
AutoZone, Inc. 2.88%, 1/15/2023	2,246	2,240
Thrifts & Mortgage Finance — 0.7%
BPCE SA (France)
2.75%, 1/11/2023 (a)	30,351	30,246
4.00%, 9/12/2023 (a)	14,724	14,468
Nationwide Building Society (United Kingdom) 2.00%, 1/27/2023 (a)	22,727	22,632
		67,346
Tobacco — 0.1%
Reynolds American, Inc. (United Kingdom) 4.85%, 9/15/2023	8,012	7,987
Trading Companies & Distributors — 0.1%
Air Lease Corp.
(ICE LIBOR USD 3 Month + 0.35%), 3.64%, 12/15/2022 (c)	10,078	10,073
3.00%, 9/15/2023	1,428	1,400
		11,473
Total Corporate Bonds (Cost $4,141,234)		4,090,036
Asset-Backed Securities — 4.3%
AmeriCredit Automobile Receivables Trust
Series 2021-2, Class A2, 0.26%, 11/18/2024	5,300	5,288
Series 2021-3, Class A2, 0.41%, 2/18/2025	17,786	17,638
Series 2021-1, Class A3, 0.37%, 8/18/2025	3,894	3,819
BMW Vehicle Lease Trust
Series 2021-2, Class A2, 0.19%, 11/27/2023	2,248	2,242
Series 2022-1, Class A2, 0.67%, 5/28/2024	6,317	6,258
Capital One Prime Auto Receivables Trust Series 2020-1, Class A3, 1.60%, 11/15/2024	7,246	7,165
Carmax Auto Owner Trust Series 2019-2, Class A4, 2.77%, 12/16/2024	4,404	4,371

JPMorgan Managed Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
CarMax Auto Owner Trust
Series 2021-2, Class A2A, 0.27%, 6/17/2024	421	420
Series 2021-4, Class A2A, 0.24%, 11/15/2024	4,394	4,356
Series 2020-3, Class A3, 0.62%, 3/17/2025	6,508	6,393
Series 2022-2, Class A2A, 2.81%, 5/15/2025	17,276	17,074
Carvana Auto Receivables Trust
Series 2021-P3, Class A2, 0.38%, 1/10/2025	13,097	12,944
Series 2021-P4, Class A2, 0.82%, 4/10/2025	10,586	10,465
Series 2022-P1, Class A2, 2.57%, 5/12/2025	28,726	28,395
Cloud Pass-Through Trust Series 2019-1A, Class CLOU, 3.55%, 12/5/2022 (a) (e)	9	9
Dell Equipment Finance Trust Series 2021-2, Class A2, 0.33%, 12/22/2026 (a)	4,702	4,635
Drive Auto Receivables Trust Series 2021-3, Class A3, 0.79%, 10/15/2025	13,263	13,140
Exeter Automobile Receivables Trust Series 2021-3A, Class A3, 0.35%, 2/18/2025	1,039	1,037
Ford Credit Auto Lease Trust Series 2022-A, Class A2A, 2.78%, 10/15/2024	21,661	21,382
GM Financial Automobile Leasing Trust Series 2022-2, Class A2, 2.93%, 10/21/2024	18,067	17,813
GM Financial Consumer Automobile Receivables Trust
Series 2020-1, Class A3, 1.84%, 9/16/2024	1,245	1,237
Series 2022-1, Class A2, 0.76%, 2/18/2025	9,423	9,274
Hyundai Auto Lease Securitization Trust Series 2021-A, Class A3, 0.33%, 1/16/2024 (a)	379	376
Hyundai Auto Receivables Trust Series 2022-B, Class A2A, 3.64%, 5/15/2025	28,860	28,553
Nissan Auto Receivables Owner Trust Series 2022-B, Class A2, 4.50%, 8/15/2025	10,833	10,735
Santander Drive Auto Receivables Trust Series 2022-2, Class A2, 2.12%, 10/15/2026	1,946	1,936
Santander Retail Auto Lease Trust Series 2022-B, Class A2, 2.84%, 5/20/2025 (a)	32,985	32,423
Tesla Auto Lease Trust
Series 2020-A, Class A3, 0.68%, 12/20/2023 (a)	3,013	3,001
Series 2021-A, Class A2, 0.36%, 3/20/2025 (a)	21,609	21,370
Series 2021-A, Class A4, 0.66%, 3/20/2025 (a)	6,700	6,382
Series 2021-B, Class A2, 0.36%, 9/22/2025 (a)	692	676
Toyota Lease Owner Trust Series 2021-B, Class A2, 0.25%, 3/20/2024 (a)	15,817	15,682
Westlake Automobile Receivables Trust
Series 2021-3A, Class A2, 0.57%, 9/16/2024 (a)	50,574	50,164
Series 2021-3A, Class A3, 0.95%, 6/16/2025 (a)	40,398	39,074
World Omni Select Auto Trust Series 2021-A, Class A2, 0.29%, 2/18/2025	1,176	1,172
Total Asset-Backed Securities (Cost $411,028)		406,899
Foreign Government Securities — 0.0% ^
Export Development Canada 1.38%, 2/24/2023	300	298
Japan Bank for International Cooperation 1.75%, 1/23/2023	480	478
Total Foreign Government Securities (Cost $780)		776
Short-Term Investments — 52.6%
Certificates of Deposits — 20.9%
Bank of Montreal (Canada)
3.87%, 7/21/2023	11,500	11,393
5.00%, 10/6/2023	75,000	74,683
Bank of Nova Scotia (The) (Canada)
(SOFR + 4.45%), 4.39%, 3/24/2023 (c)	51,467	51,487

JPMorgan Managed Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short-Term Investments — continued
Certificates of Deposits — continued
(SOFR + 4.62%), 4.56%, 8/1/2023 (c)	38,331	38,352
Barclays Bank plc (United Kingdom) , 4.00%, 7/13/2023	9,699	9,613
Citibank NA
3.77%, 5/2/2023	27,500	27,349
3.85%, 7/28/2023	77,000	76,188
4.10%, 8/25/2023	27,400	27,122
Commonwealth Bank of Australia (Australia) , 3.90%, 5/31/2023	12,888	12,812
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands) , 0.97%, 2/3/2023	76,484	76,020
Cooperatieve Rabobank UA (Netherlands)
2.30%, 12/12/2022	15,000	14,992
2.80%, 5/17/2023	47,262	46,755
Credit Industriel et Commercial (France) , 2.93%, 6/5/2023	69,200	68,401
HSBC Bank USA NA , 4.01%, 8/10/2023	3,259	3,227
Lloyds Bank Corporate Markets plc (United Kingdom) (SOFR + 4.54), 4.48%, 3/22/2023 (c)	45,608	45,618
MUFG Bank Ltd. (Japan) , 5.16%, 5/15/2023	56,609	56,634
Natixis SA (France) (SOFR + 4.47), 4.41%, 3/24/2023 (c)	35,043	35,073
Nordea Bank Abp (Finland)
3.43%, 2/10/2023	64,211	64,089
2.97%, 6/8/2023	41,067	40,612
Nordea Bk Abp Ny Certificate Of Deposit Fixed Dtd (Finland) , 4.14%, 9/5/2023	51,821	51,363
Norinchukin Bank (Japan)
(SOFR + 4.42%), 4.36%, 2/27/2023 (c)	67,112	67,140
3.95%, 8/15/2023	79,932	79,106
Oversea-Chinese Banking Corp. Ltd. (Singapore) , 5.28%, 7/5/2023	79,072	79,072
Oversea-Chinese Banking Corp., Ltd. (Singapore) (SOFR + 4.33), 4.27%, 1/24/2023 (c)	30,410	30,418
Royal Bank of Canada (Canada)
2.00%, 3/21/2023	4,103	4,068
4.02%, 8/11/2023	35,318	34,981
4.87%, 9/22/2023	109,301	108,746
Shinhan Bank (South Korea)
2.98%, 5/9/2023	6,750	6,682
2.98%, 5/11/2023	4,000	3,959
2.98%, 5/12/2023	20,000	19,795
Skandinaviska Enskilda Banken AB (Sweden) , 2.85%, 6/1/2023	75,412	74,532
Standard Chartered Bank (United Kingdom) , 4.02%, 8/11/2023	79,400	78,552
Sumitomo Mitsui Banking Corp. (Japan)
(SOFR + 4.38%), 4.32%, 12/27/2022 (c)	17,811	17,816
2.70%, 4/25/2023	540	535
2.70%, 4/28/2023	66,382	65,773
3.05%, 6/7/2023	21,992	21,752
(SOFR + 4.77%), 4.70%, 7/31/2023 (c)	56,029	56,088
5.00%, 10/6/2023	17,980	17,900
Svenska Handelsbanken AB (Sweden) , 3.46%, 6/13/2023	53,540	53,021
Toronto-Dominion Bank (The) (Canada)
3.69%, 5/1/2023	164,800	163,904
2.80%, 5/5/2023	31,900	31,596

JPMorgan Managed Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short-Term Investments — continued
Certificates of Deposits — continued
5.38%, 8/1/2023	38,600	38,592
4.35%, 9/12/2023	82,803	82,034
Total Certificates of Deposit (Cost $1,979,082)		1,967,845
Commercial Paper — 25.1%
ASB Bank Ltd. (New Zealand)
4.10%, 8/18/2023 (f)	35,766	34,411
Australia & New Zealand Banking Group Ltd. (Australia)
2.23%, 12/15/2022 (f)	59,700	59,603
2.70%, 5/1/2023 (f)	25,177	24,680
5.52%, 11/22/2023 (f)	46,774	44,378
Bank of Montreal (Canada)
0.67%, 1/5/2023 (f)	17,100	17,030
Barclays Bank plc (United Kingdom)
3.50%, 12/20/2022 (a) (f)	4,500	4,490
BNP Paribas SA (France)
3.29%, 2/8/2023 (f)	24,500	24,289
BNZ International Funding Ltd. (New Zealand)
0.52%, 12/1/2022 (f)	96,736	96,726
Bofa Securities Inc Corporate Commercial Paper
5.41%, 7/19/2023 (f)	55,933	54,061
Canadian Imperial Bank of Commerce (Canada)
3.67%, 5/2/2023 (f)	120,000	117,563
Cie Generale des Etablissements Michelin SCA (France)
4.99%, 2/7/2023 (f)	11,304	11,193
Citigroup Global Markets, Inc.
4.12%, 8/9/2023 (f)	4,320	4,157
Credit Agricole Corporate and Investment Bank (France)
3.83%, 5/22/2023 (f)	52,658	51,406
DNB Bank ASA (Norway)
0.56%, 12/30/2022 (f)	17,894	17,835
3.96%, 5/31/2023 (f)	23,120	22,541
3.96%, 8/16/2023 (f)	95,526	92,064
5.47%, 11/17/2023 (f)	95,875	91,171
5.51%, 11/22/2023 (f)	50,450	47,941
Enbridge US, Inc.
3.77%, 2/6/2023 (f)	25,000	24,766
3.77%, 2/7/2023 (f)	44,600	44,176
3.93%, 3/6/2023 (f)	3,200	3,155
Enel Finance America LLC (Italy)
1.01%, 1/20/2023 (f)	10,591	10,516
1.01%, 1/24/2023 (f)	32,759	32,503
Entergy Corp.
3.98%, 12/2/2022 (f)	42,750	42,740
Healthpeak Properties, Inc.
5.05%, 1/31/2023 (f)	70,975	70,389

JPMorgan Managed Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short-Term Investments — continued
Commercial Paper — continued
HSBC USA, Inc.
4.18%, 8/1/2023 (f)	64,300	61,968
KEB Hana Bank
3.77%, 1/17/2023 (f)	53,488	53,188
Kentucky Utilities Co. Corporate Commercial Paper
4.94%, 1/23/2023 (f)	25,000	24,824
Kookmin Bank Rpbl Kore Corporate Commercial Paper (South Korea)
4.65%, 3/9/2023 (f)	36,540	36,077
Korea Development Bk Corporate Commercial Paper (South Korea)
4.11%, 5/26/2023 (f)	39,061	38,099
Macquarie Bank Ltd. (Australia)
3.60%, 2/28/2023 (f)	15,000	14,824
5.49%, 11/15/2023 (f)	87,210	82,703
Mizuho Bank Ltd. (Japan)
3.45%, 1/10/2023 (f)	6,563	6,532
MUFG Bank Ltd. (Japan)
5.21%, 5/15/2023 (f)	7,920	7,740
Natixis SA (France)
3.59%, 3/28/2023 (f)	96,483	94,985
Nordea Bank Abp (Finland)
3.52%, 2/6/2023 (f)	3,000	2,976
5.44%, 11/16/2023 (f)	54,609	51,821
Procter & Gamble Co. (The)
4.71%, 4/18/2023 (f)	45,705	44,872
Proctor Gamble Corporate Commercial Paper Discount
4.71%, 4/19/2023 (f)	27,117	26,619
Raytheon Technologies Corp.
4.45%, 5/8/2023 (f)	6,600	6,439
Royal Bk Canada Ny Bra Corporate Commercial Paper (Canada)
5.63%, 11/22/2023 (f)	24,874	23,569
Societe Generale SA (France)
0.63%, 1/4/2023 (f)	65,700	65,442
Standard Chartered Bank (United Kingdom)
3.00%, 6/6/2023 (f)	2,827	2,751
Suncor Energy, Inc. (Canada)
5.22%, 2/14/2023 (f)	10,000	9,896
Suncorp-Metway Ltd. (Australia)
3.30%, 1/4/2023 (f)	35,088	34,935
3.37%, 1/10/2023 (f)	27,635	27,492
Svenska Handelsbanken AB (Sweden)
0.81%, 1/18/2023 (f)	80,850	80,395
4.02%, 8/15/2023 (f)	109,800	105,678
TELUS Corp. (Canada)
3.36%, 1/9/2023 (f)	55,500	55,220
Toyota Finance Australia Ltd. (Australia)
5.23%, 5/8/2023 (f)	14,185	13,875

JPMorgan Managed Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short-Term Investments — continued
Commercial Paper — continued
United Overseas Bank Ltd. (Singapore)
4.84%, 3/31/2023 (f)	123,000	120,992
Westpac Banking Corp. (Australia)
4.90%, 7/10/2023 (f)	101,846	98,625
5.52%, 8/23/2023 (f)	71,033	68,304
Westpac Securities NZ Ltd. (New Zealand)
3.37%, 1/18/2023 (f)	28,800	28,637
3.49%, 2/2/2023 (f)	29,000	28,779
Total Commercial Paper (Cost $2,368,752)		2,362,041
	SHARES (000)
Investment Companies — 5.5%
JPMorgan Prime Money Market Fund Class Institutional Shares, 3.94% (g) (h) (Cost $511,608)	511,557	511,710
Investment of Cash Collateral from Securities Loaned — 0.0% ^
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.02% (g) (h)	499	499
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.59% (g) (h)	740	740
Total Investment of Cash Collateral from Securities Loaned (Cost $1,239)		1,239
	PRINCIPAL AMOUNT ($000)
Repurchase Agreements — 1.1%
Wells Fargo Securities LLC, 3.90%, dated 11/30/2022, due 12/15/2022, repurchase price $100,163, collateralized by Asset-Backed Securities, 0.00% - 11.82%, due 8/20/2024 - 4/17/2054, with the value of $111,073. (Cost $100,000)	100,000	100,000
Total Short-Term Investments (Cost $4,960,681)		4,942,835
Total Investments — 100.4% (Cost $9,513,723)		9,440,546
Liabilities in Excess of Other Assets — (0.4)%		(40,182)
NET ASSETS — 100.0%		9,400,364

Percentages indicated are based on net assets.

Abbreviations
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
SCA	Limited partnership with share capital
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.

JPMorgan Managed Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
(b)	The security or a portion of this security is on loan at November 30, 2022. The total value of securities on loan at November 30, 2022 is $1,204.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2022.
(d)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(e)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2022.

(f)	The rate shown is the effective yield as of November 30, 2022.
(g)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(h)	The rate shown is the current yield as of November 30, 2022.
Futures contracts outstanding as of November 30, 2022 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Short Contracts
U.S. Treasury 2 Year Note	(750)	03/31/2023	USD	(154,166)	(523)

Abbreviations
USD	United States Dollar

JPMorgan Managed Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Certain short term investments may be valued using the amortized cost method, provided it approximates the fair market value of the investment. The amortized cost method of valuation involves valuing a security at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the security. The market value of securities in the Fund can generally be expected to vary inversely with changes in prevailing interest rates.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Managed Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$406,899	$—	$406,899
Corporate Bonds	—	4,090,036	—	4,090,036
Foreign Government Securities	—	776	—	776
Short-Term Investments
Certificates of Deposits	—	1,967,845	—	1,967,845
Commercial Paper	—	2,362,041	—	2,362,041
Investment Companies	511,710	—	—	511,710
Investment of Cash Collateral from Securities Loaned	1,239	—	—	1,239
Repurchase Agreements	—	100,000	—	100,000
Total Short-Term Investments	512,949	4,429,886	—	4,942,835
Total Investments in Securities	$512,949	$8,927,597	$—	$9,440,546
Depreciation in Other Financial Instruments
Futures Contracts	$(523)	$—	$—	$(523)
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended November 30, 2022
Security Description	Value at February 28, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2022	Shares at November 30, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 3.94% (a) (b)	$1,208,019	$9,651,041	$10,347,386	$(28)	$64	$511,710	511,557	$6,202	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.02% (a) (b)	8,496	53,000	61,000	2	1	499	499	93	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.59% (a) (b)	1,010	57,121	57,391	—	—	740	740	27	—
Total	$1,217,525	$9,761,162	$10,465,777	$(26)	$65	$512,949		$6,322	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2022.